Concentration of credit risk	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Concentration of credit risk

Note 23	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our
on-
and
off-balance
sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2023				2022
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$604,145	$239,201	$91,951	$935,297	$603,210	$209,824	$82,937	$895,971
Off-balance sheet
Credit-related arrangements
Financial institutions	$63,541	$28,379	$14,978	$106,898	$59,480	$22,201	$12,797	$94,478
Governments	12,444	82	8,415	20,941	11,354	24	6,280	17,658
Retail	189,006	1,072	511	190,589	178,863	997	492	180,352
Corporate	79,469	44,886	12,457	136,812	78,372	40,036	10,614	129,022
	$344,460	$74,419	$36,361	$455,240	$328,069	$63,258	$30,183	$421,510

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $573.1 billion (2022: $572.3 billion) and foreign currencies of $362.2 billion (2022: $323.7 billion).
(3)
No industry or foreign jurisdiction accounted for 10% or more of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 15% as at October 31, 2023 (2022: 15%) and the real estate and construction industry, which across all jurisdictions accounted for 11% as at October 31, 2023 (2022: 10%). Canadian residential mortgages accounted for 50% as at October 31, 2023 (2022: 50%) of loans and acceptances net of allowance for credit losses.

See Note 12 for derivative instruments by country and counterparty type of ultimate risk. In addition, see Note 21 for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see the shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.